Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 159,927	$ 362,504
Prepaid and other current assets	83,575	81,971
Total current assets	1,041,762	1,117,047
Other non-current assets	10,995	12,793
Total assets	1,734,666	1,882,098
Current liabilities:
Accounts payable	36,043	44,609
Accrued liabilities	97,138	103,779
Accrued salary and benefits	47,232	50,330
Tax payables	14,225	11,363
Total current liabilities	321,967	342,392
Long-term tax liabilities	211,848	212,859
Total liabilities	811,978	822,820
Total shareholders' equity	922,688	1,059,278	$ 1,110,710	$ 1,292,187
Total liabilities and shareholders' equity	1,734,666	1,882,098
Sohu.com Limited [Member]
Current assets:
Cash and cash equivalents	4,130	2,914
Prepaid and other current assets	631	631
Intra-Group receivables due from subsidiaries	532,850	531,708
Total current assets	537,611	535,253
Investment in Subsidiaries	726,968	805,454
Other non-current assets	22,036	22,036
Total assets	1,286,615	1,362,743
Current liabilities:
Accounts payable	44	0
Accrued liabilities	1,245	1,244
Accrued salary and benefits	83	83
Tax payables	447	0
Intra-Group payables due to subsidiaries	163,443	118,742
Total current liabilities	165,262	120,069
Long-term tax liabilities	199,018	183,718
Total liabilities	364,280	303,787
Total shareholders' equity	922,335	1,058,956
Total liabilities and shareholders' equity	$ 1,286,615	$ 1,362,743